DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)				3 Months Ended	4 Months Ended	6 Months Ended	9 Months Ended
	Nov. 12, 2021 USD ($)	Nov. 11, 2021 USD ($)	Nov. 08, 2021 USD ($) $ / shares M shares	Jun. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) item $ / shares M	Dec. 31, 2021 USD ($) item $ / shares M shares
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares) | shares							557,000
Purchase price, per unit | $ / shares						$ 10.15	$ 10.15
Proceeds from issuance initial public offering							$ 113,045,000
Transaction Costs						$ 6,877,164	6,877,164
Underwriting fees						1,955,000	1,955,000
Deferred underwriting fee payable						4,370,000	4,370,000
Other offering costs						552,164	552,164
Cash Held Outside Trust Account						$ 9,478	9,478
Aggregate purchase price				$ 25,000			25,000
Proceeds from Related Party Debt					$ 74,785		$ 149,951
Condition for future business combination number of businesses minimum | item						1	1
Payments for investment of cash in Trust Account							$ 116,725,008
Condition for future business combination threshold Percentage Ownership						50	50
Redemption of shares calculated based on business days prior to consummation of business combination (in days)						2 days	2 days
Condition for future business combination threshold Net Tangible Assets						$ 5,000,001	$ 5,000,001
Threshold minimum aggregate fair market value as a percentage of the net assets held in the Trust Account						80	80
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)						100.00%	100.00%
Months to complete acquisition | M						12	12
Redemption period upon closure						10 days	10 days
Maximum Allowed Dissolution Expenses						$ 100,000	$ 100,000
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares) | shares			11,500,000
Purchase price, per unit | $ / shares			$ 10.00
Proceeds from issuance initial public offering			$ 115,000,000
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)			100.00%
Months to complete acquisition | M			12
Initial Public Offering | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Purchase price, per unit | $ / shares			$ 10.15
Proceeds from issuance initial public offering			$ 116,725,000
Initial Public Offering | Public Warrants
Subsidiary, Sale of Stock [Line Items]
Months to complete acquisition | M			12
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares			557,000
Price of warrant | $ / shares			$ 10.00
Proceeds from sale of Private Placement Warrants	$ 5,570,000	$ 5,570,000	$ 3,680,000
Receivable recorded from the sale of private placement warrants			1,890,000
Underwriting fees			$ 0
Aggregate purchase price		$ 5,570,000
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)						100.00%	100.00%
Months to complete acquisition | M						12	12
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares) | shares			1,500,000
Sponsor
Subsidiary, Sale of Stock [Line Items]
Purchase price, per unit | $ / shares						$ 10.15	$ 10.15
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)						100.00%	100.00%
Months to complete acquisition | M						12	12